Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2018
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters

17.Legal and Regulatory Matters

The VITAS segment of the Company’s business operates in a heavily-regulated industry.  As a result, the Company is subjected to inquiries and investigations by various government agencies, as well as to lawsuits, including qui tam actions.  The following sections describe the various ongoing material lawsuits and investigations of which the Company is currently aware.  It is not possible at this time for us to estimate either the timing or outcome of any of those matters, or whether any potential loss, or range of potential losses, is probable or reasonably estimable.

Regulatory Matters and Litigation

The Company and certain current and former directors and officers are defendants in a case captioned In re Chemed Corp. Shareholder Derivative Litigation, No. 13 Civ. 1854 (LPS) (CJB) (D. Del.), which was consolidated on February 2, 2015.

On February 2, 2015, the Court appointed KBC Asset Management NV the sole lead plaintiff and its counsel, the sole lead and liaison counsel.  On March 3, 2015, Lead Plaintiff KBC designated its Complaint as the operative complaint in the consolidated proceedings and defendants renewed a previously filed motion to dismiss those claims and allegations.  The consolidated Complaint named fourteen individual defendants, together with the Company as nominal defendant.  The Complaint alleges a claim for breach of fiduciary duty against the individual defendants for allegedly permitting the Company to submit false claims to the U.S. government.  The Complaint seeks (a) a declaration that the individual defendants breached their fiduciary duties to the Company; (b) an order requiring those defendants to pay compensatory damages, restitution and exemplary damages, in unspecified amounts, to the Company; (c) an order directing the Company to implement new policies and procedures; and (d) costs and disbursements incurred in bringing the action, including attorneys’ fees.  On May 12, 2016, the Court issued a Memorandum Order granting Chemed’s motion to dismiss, and dismissing Lead Plaintiff KBC’s Complaint without prejudice to KBC’s opportunity to file within 30 days of the date of the Court’s Order (i.e., by June 13, 2016) an amended Complaint addressing the deficiencies in its duty of loyalty claim.  Lead Plaintiff KBC did not file an amended Complaint within the time specified by the Court.

However, on June 13, 2016, counsel for Chemed shareholder Michael Kvint filed a letter with the Court requesting a two-week extension to file a motion to substitute Mr. Kvint as lead plaintiff, in place of Lead Plaintiff KBC and to file an amended Complaint.  Alternatively, counsel for Mr. Kvint requested that any dismissal of the action be with prejudice to KBC only.  On June 14, 2016, Chemed filed a reply letter with the Court, reserving its rights to oppose any motion filed by Mr. Kvint and, if warranted, to oppose any other actions taken by Mr. Kvint to proceed with the action (including by filing an untimely amended Complaint).  On June 21, 2016, the Court entered an Oral Order providing Mr. Kvint until June 30, 2016 to file a Motion to Substitute and Motion for Leave to File an Amended Complaint.  On that date, Mr. Kvint filed, under seal, a Motion to Substitute Plaintiff and File Amended Complaint, and attached a Proposed Amended Complaint.  Mr. Kvint’s motion was fully briefed by the parties.  On April 25, 2017, Magistrate Judge Burke issued a Report and Recommendation recommending that the Court permit Mr. Kvint to intervene as Lead Plaintiff and grant leave to amend the complaint to replead the duty of loyalty claim only.  On May 16, 2017, Chief Judge Stark signed an Order adopting that Report and Recommendation.  Plaintiff Kvint filed a Corrected Amended Complaint on May 30, 2017.  On September 13, 2017, the Court entered an order dismissing with prejudice the claims against defendants Timothy S. O’Toole and Joel F. Gemunder and permitting Defendants to file a Motion to Dismiss the Corrected Amended Complaint. The matter has been fully briefed and argued.  On February 26, 2019, Magistrate Judge Burke issued a Report and Recommendations recommending that Defendants’ motion to dismiss the amended complaint be granted.  Any objections to that Report are due March 12, 2019, and any responses thereto are due March 26, 2019.  As the Company has previously disclosed, the legal fees and costs associated with defending against this lawsuit are presently being paid by insurance.  For additional procedural history of this litigation, please refer to our prior quarterly and annual filings.

On October 30, 2017, the Company entered into a settlement agreement (the “Settlement Agreement”) to resolve civil litigation under the False Claims Act brought by the United States Department of Justice (“DOJ”) on behalf of the OIG and various relators concerning VITAS, filed in the U.S. District Court of the Western District of Missouri (the “2013 Action”).  The Company denied any violation of law and agreed to settlement without admission of wrongdoing.

In connection with the settlement VITAS and certain of its subsidiaries entered into a corporate integrity agreement (“CIA”) on October 30, 2017.  The CIA formalizes various aspects of VITAS’ already existing Compliance Program and contains requirements designed to document compliance with federal healthcare program requirements.  It has a term of five years during which it imposes monitoring, reporting, certification, oversight, screening and training obligations, certain of which had previously been implemented by VITAS.  It also requires VITAS to engage an Independent Review Organization to perform audit and review functions and to prepare reports regarding compliance with federal healthcare programs.  In the event of breach of the CIA, VITAS could become liable for payment of stipulated penalties or could be excluded from participation in federal healthcare programs.

Under the Settlement Agreement, the United States agreed to release the Company, VITAS, and its hospice operation subsidiaries from any civil or administrative monetary liability relating to any patients’ disputed terminal medical prognosis of six months or less; a lack of medical necessity for billed Continuous Home Care, General Inpatient Care, or Respite Care levels of hospice care; or that the claims for those levels of hospice care were not eligible for payment for any other reason.  The OIG agreed, conditioned on the Company’s full payment and in consideration of VITAS’ obligations under the CIA, to release its permissive exclusion rights and refrain from instituting any administrative action seeking to exclude the Company, VITAS, and its affiliates from participating in Medicare, Medicaid, or other federal healthcare programs in this regard.

Under the Settlement Agreement, the Company paid $75 million plus interest, plus certain attorney fees and expenses of qui tam relators.  The Company made these payments during the fourth quarter of 2017.  The Company previously recorded a $90 million loss reserve ($55.8 million after-tax) related to the Settlement Agreement, and associated costs in the second quarter of 2017.  During the fourth quarter of 2017, approximately $5.5 million ($3.4 million after-tax) recorded as part of the $90 million was reversed as relator attorney' fees were less than originally estimated

The costs incurred related to U.S. v. VITAS and related regulatory matters, exclusive of the settlement were $5.2 million and $5.3 million for 2017, and 2016 respectively.

Jordan Seper (“Seper”), a Registered Nurse at VITAS’ Inland Empire program from May 12, 2014 to March 21, 2015, filed a lawsuit in San Francisco Superior Court on September 26, 2016.  She alleged VITAS Healthcare Corp of CA (“VITAS CA”) (1) failed to provide minimum wage for all hours worked; (2) failed to provide overtime for all hours worked; (3) failed to provide a second meal period; (4) failed to provide rest breaks; (5) failed to indemnify for necessary expenditures; (6) failed to timely pay wages due at time of separation; and (7) engaged in unfair business practices.  Seper seeks a state-wide class action of current and former non-exempt employees employed with VITAS in California within the four years preceding the filing of the lawsuit.  She seeks court determination that this action may be maintained as a class action for the entire California class and subclasses, designation as class representative, declaratory relief, injunctive relief, damages (including wages for regular or overtime hours allegedly worked but not paid, premium payments for missed meal or rest periods, and unreimbursed expenses), all applicable penalties associated with each claim, pre and post-judgment interest, and attorneys’ fees and costs.  Seper served VITAS CA with the lawsuit, Jordan A. Seper on behalf of herself and others similarly situated v. VITAS Healthcare Corporation of California, a Delaware corporation; VITAS Healthcare Corp of CA, a business entity unknown; and DOES 1 to 100, inclusive; Los Angeles Superior Court Case Number BC 642857 on October 13, 2016 (“Jordan Seper case”).

On November 14, 2016, the Parties filed a Stipulation to transfer the venue of the lawsuit from San Francisco to Los Angeles.  The Los Angeles Superior Court Complex Division accepted transfer of the case on December 6, 2016 and stayed the case.  On December 16, 2016, VITAS CA filed its Answer and served written discovery on Seper.

Jiwann Chhina (“Chhina”), hired by VITAS as a Home Health Aide on February 5, 2002, is currently a Licensed Vocational Nurse for VITAS’ San Diego program.  On September 27, 2016, Chhina filed a lawsuit in San Diego Superior Court, alleging (1) failure to pay minimum wage for all hours worked; (2) failure to provide overtime for all hours worked; (3) failure to pay wages for all hours at the regular rate; (4) failure to provide meal periods; (5) failure to provide rest breaks; (6) failure to provide complete and accurate wage statements; (7) failure to pay for all reimbursement expenses; (8) unfair business practices; and (9) violation of the California Private Attorneys General Act.  Chhina seeks to pursue these claims in the form of a state-wide class action of current and former non-exempt employees employed with VITAS in California within the four years preceding the filing of the lawsuit.  He seeks court determination that this action may be maintained as a class action for the entire California class and subclasses, designation as class representative, declaratory relief, injunctive relief, damages (including wages for regular or overtime hours allegedly worked but not paid, premium payments for missed meal or rest period, and unreimbursed expenses), all applicable penalties associated with each claim, pre-judgment interest, and attorneys’ fees and costs.  Chhina served VITAS CA with the lawsuit, Jiwan Chhina v. VITAS Health Services of California, Inc., a California corporation; VITAS Healthcare Corporation of California, a Delaware corporation; VITAS Healthcare Corporation of California, a Delaware corporation dba VITAS Healthcare Inc.; and DOES 1 to 100, inclusive; San Diego Superior Court Case Number 37-2015-00033978-CU-OE-CTL on November 3, 2016 (“Jiwann Chhina case”).  On December 1, 2016, VITAS CA filed its Answer and served written discovery on Chhina.

On May 19, 2017, Chere Phillips (a Home Health Aide in Sacramento) and Lady Moore (a former Social Worker in Sacramento) filed a lawsuit against VITAS CA in Sacramento County Superior Court, alleging claims for (1) failure to pay all wages due; (2) failure to authorize and permit rest periods; (3) failure to provide off-duty meal periods; (4) failure to furnish accurate wage statements; (5) unreimbursed business expenses; (6) waiting time penalties; (7) violations of unfair competition law; and (8) violation of the Private Attorneys General Act.  The case is captioned: Chere Phillips and Lady Moore v. VITAS Healthcare Corporation of California, Sacramento County Superior Court, Case No. 34-2017-0021-2755.  Plaintiffs sought to pursue these claims in the form of a state-wide class action of current and former non-exempt employees employed with VITAS CA in California within the four years preceding the filing of the lawsuit.  Plaintiffs served VITAS with the lawsuit on June 5, 2017.  VITAS CA timely answered the Complaint generally denying the Plaintiffs’ allegations.  The Court has stayed all class discovery in this case pending resolution of mediation in the Jordan Seper and Jiwann Chhina cases.

There are currently three other lawsuits against VITAS pending in the superior courts of other California counties that contain claims and class periods that substantially overlap with Phillips’ and Moore’s claims: the Jordan Seper and Jiwann Chhina cases, and Williams v. VITAS Healthcare Corporation of California, filed on May 22, 2017 in Alameda County Superior Court, RG 17853886.

Jazzina Williams’ (a Home Health Aide in Sacramento) lawsuit alleges claims for (1) failure to pay all wages due; (2) failure to authorize and permit rest periods; (3) failure to provide off-duty meal periods; (4) failure to furnish accurate wage statements; (5) unreimbursed business expenses; (6) waiting time penalties; and (7) violations of the Private Attorneys General Act (“PAGA”).  Williams seeks to pursue these claims both individually and as a representative action under the PAGA on behalf of current and former California non-exempt employees.  Plaintiff served VITAS with the lawsuit on May 31, 2017.  VITAS CA timely answered the Complaint generally denying Plaintiff’s allegations.  Williams is pursing discovery of her individual claim and has agreed to a stay of class discovery pending possible resolution through ongoing mediation in the Jordan Seper and Jiwann Chhina cases.  Defendant filed and served each of Plaintiffs Williams, Phillips, and Moore with a Notice of Related Cases on July 19, 2017.

The Jordan Seper and Jiwann Chhina cases have been consolidated in Los Angeles County Superior court; Chhina was dismissed as a separate action and joined with Seper through the filing of an amended complaint in Seper in which Chhina is also identified as a named plaintiff, on August 28, 2018.

Alfred Lax (“Lax”), a current employee of Roto-Rooter Services Company (“RRSC”), was hired in the RRSC’s Menlo Park branch in 2007. On November 30, 2018, Lax filed a class action lawsuit in Santa Clara County Superior Court alleging (1) failure to provide or compensate for required rest breaks; (2) failure to properly pay for all hours worked; (3) failure to provide accurate wage statements; (4) failure to reimburse for work-related expenses; and (5) unfair business practices.  Lax has stated these claims as a representative of a class defined as all service technicians employed by RRSC in California during the four years preceding the filing of the complaint.  He seeks a determination that the action may proceed and be maintained as a class action and for compensatory and statutory damages (premium payments for missed rest periods, uncompensated rest periods, wages for time allegedly not paid such as travel time, repair time, and vehicle maintenance time, and unreimbursed expenses), penalties and restitutions, pre- and post-judgement interest and attorneys’ fees and costs.  The lawsuit, Alfred Lax, on behalf of himself and all others similarly situated v. Roto-Rooter Services Company, and Does 1 through 50 inclusive; Santa Clara County Superior Court Case Number 18CV338652, was received by RRSC on December 11, 2018 and RRSC timely filed its answer denying the claims.

The Company is not able to reasonably estimate the probability of loss or range of loss for any of these lawsuits at this time.

The Company intends to defend vigorously against the allegations in each of the above lawsuits.  Regardless of the outcome of any of the preceding matters, dealing with the various regulatory agencies and opposing parties can adversely affect us through defense costs, potential payments, diversion of management time, and related publicity.  Although the Company intends to defend them vigorously, there can be no assurance that those suits will not have a material adverse effect on the Company.